Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Revenue, Cost of Revenues and Gross Profit

Revenue, cost of revenues and gross profit for each reportable segment for the years ended June 30, 2026, 2025 and 2024 were as follows (US$):

	2026	2025	2024
	$	$	$
Packaging products - revenue	12,462,864	15,746,534	22,348,633
Cost of revenues	(11,457,458)	(12,628,280)	(14,891,245)
Segment gross profit	1,005,406	3,118,254	7,457,388
Corrugated products - revenue	3,748,491	5,173,576	11,833,698
Cost of revenues	(3,671,205)	(4,465,534)	(11,978,020)
Segment gross profit (loss)	77,286	708,042	(144,322)
Packaging products supply chain management solutions - revenue	4,128,324	4,414,039	4,348,442
Cost of revenues	(3,571,600)	(3,555,217)	(3,356,927)
Segment gross profit	556,724	858,822	991,515
Total segment revenue	20,339,679	25,334,149	38,530,773
Total cost of revenues	(18,700,263)	(20,649,031)	(30,226,192)
Total segment gross profit	1,639,416	4,685,118	8,304,581

Schedule of Loss Before Income Tax Expense

The following table reconciles total segment gross profit to consolidated loss before income tax expense (US$):

	2026	2025	2024
	$	$	$
Total segment gross profit	1,639,416	4,685,118	8,304,581
Selling and marketing expenses	(2,080,042)	(3,334,120)	(5,651,505)
General and administrative expenses	(6,947,275)	(7,365,859)	(9,581,030)
Other income (expense), net, including interest expense	544,350	(7,432)	(1,635,146)
Consolidated loss before income tax expense	(6,843,551)	(6,022,293)	(8,563,100)

Schedule of Revenue in Term of Geographical Locations of Customers

In the following table, the Company additionally provided the revenue in term of geographical locations of customers.

	Year Ended June 30, 2026
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	8,091,988	1,327,896	113,875	9,533,759
Hong Kong SAR	1,305,739	98,956	1,487,124	2,891,819
Vietnam	2,078,453	1,234,192	118,329	3,430,974
Other Southeast Asian countries*	497,120	114,694	582,736	1,194,550
Australia	234,665	547,128	-	781,793
United States of America	11,854	118,007	1,823,999	1,953,860
Other countries	243,045	307,618	2,261	552,924
	12,462,864	3,748,491	4,128,324	20,339,679

	Year Ended June 30, 2025
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	12,333,276	3,087,022	678	15,420,976
Hong Kong SAR	1,533,705	241,470	1,624,717	3,399,892
Vietnam	842,890	192,948	305,467	1,341,305
Other Southeast Asian countries*	403,617	478,117	1,386,043	2,267,777
Australia	219,659	921,896	-	1,141,555
United States of America	57,456	150,004	1,097,134	1,304,594
Other countries	355,931	102,119	-	458,050
	15,746,534	5,173,576	4,414,039	25,334,149

	Year Ended June 30, 2024
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	19,316,785	9,284,023	61,829	28,662,637
Hong Kong SAR	1,110,428	880,875	1,392,561	3,383,864
Vietnam	935,670	266	431,149	1,367,085
Other Southeast Asian countries*	445,218	205,496	1,390,853	2,041,567
Australia	4,543	948,618	-	953,161
United States of America	45,701	446,467	1,068,613	1,560,781
Other countries	490,288	67,953	3,437	561,678
	22,348,633	11,833,698	4,348,442	38,530,773

*	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.